Credit risk management	12 Months Ended
Sep. 30, 2022
Credit risk management
Credit risk management

Note 12. Credit risk management

		Note
Index	Note name	number
Credit risk	Credit risk management framework	12.1
The risk of financial loss where a customer or	Credit risk ratings system	12.2
counterparty fails to meet their financial obligations to Westpac.	Credit concentrations and maximum exposure to credit risk	12.3
	Credit quality of financial assets	12.4
	Credit risk mitigation, collateral and other credit enhancements	12.5

12.1Credit risk management framework

Please refer to Note 22.1 for details of the Group’s overall risk management framework.

●	The Group maintains a Credit Risk Management Framework, a Credit Risk Management Strategy, and a Credit Risk Appetite Statement, and a number of supporting policies and appetite statements that define roles and responsibilities, acceptable practices, limits and key controls.
●	The Credit Risk Management Framework describes the principles, methodologies, systems, roles and responsibilities, reports and key controls for managing credit risk.
●	The BRiskC, Westpac Group Executive Risk Committee (RISKCO) and Westpac Group Credit Risk Committee (CREDCO) monitor the risk profile, performance and management of the Group’s credit portfolio and the development and review of key credit risk policies.
●	The Credit Risk Rating System Policy describes the credit risk rating system philosophy, design, key features and uses of rating outcomes.
●	All models materially impacting the risk rating process are periodically reviewed in accordance with Westpac’s model risk policies.
●	An annual review is performed of the Credit Risk Rating System by the BRiskC and CREDCO.
●	Specific credit risk estimates (including PD, LGD and EAD levels) are overseen and reviewed annually in line with the Group’s Credit Model Risk Policy. Models are approved under delegated authority from the Chief Risk Officer. Model Risk is overseen by the Group’s Model Risk Committee.
●	In determining the provision for ECL, the forward-looking economic inputs and the probability weightings of the forward-looking scenarios as well as any adjustments made to the modelled outcomes are subject to the approval of the Chief Financial Officer and the Chief Risk Officer with oversight from the Board of Directors (and its Committees).
●	Policies for the delegation of credit approval authorities and formal limits for the extension of credit are established throughout the Group.
●	Credit manuals are established and maintained throughout the Group including policies governing the origination, evaluation, approval, documentation, settlement and ongoing management of credit risks.
●	Climate change related credit risks are considered in line with our Climate Change Position Statement and Action Plan. Climate change risks are managed in accordance with the Group’s risk framework which is supported by the Sustainability Risk Management Framework (SRMF), Group Environmental, Social and Governance (ESG) Credit Risk Policy and Board Risk Appetite Statements (RAS). Where appropriate, these are applied at the portfolio, customer and transaction level.
●	The Climate Change Financial Risk Committee oversees work to identify and manage the potential impact on credit exposures from climate change-related transition and physical risks across the Group and reports to CREDCO.
●	The Group’s ESG Credit Risk Policy details the Group’s overall approach to managing ESG risks in the credit risk process for applicable transactions.
●	Sector policies guide credit extension where industry-specific guidelines are considered necessary (e.g. acceptable financial ratios or permitted collateral).
●	The Related Entity Risk Management Policy and supporting policies govern credit exposures to related entities, to minimise the spread of credit risk between Group entities and to comply with prudential requirements prescribed by APRA.

Note 12. Credit risk management (continued)

12.2Credit risk ratings system

The principal objective of the credit risk rating system is to assess the credit risk to which the Group is exposed. The Group has two main approaches to this assessment.

Transaction-managed customers

Transaction managed customers are generally customers with business lending exposures. They are individually assigned a Customer Risk Grade (CRG), corresponding to their expected PD. Each facility is assigned an LGD. The Group’s risk rating system has a tiered scale of risk grades for both non-defaulted customers and defaulted customers. Non-defaulted CRGs are mapped to Moody’s and S&P Global Ratings (S&P) external senior unsecured ratings.

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to the Group’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
Weak/default/non-performing	G	Substandard/Default
	H	Default

Program-managed portfolio

The program-managed portfolio generally includes retail products including mortgages, personal lending (including credit cards) as well as certain SME lending. These customers are grouped into pools of similar risk. Pools are created by analysing similar risk characteristics that have historically predicted that an account is likely to go into default. Customers grouped according to these predictive characteristics are assigned a PD and LGD relative to their pool. The credit quality of these pools is based on a combination of behavioural factors, delinquency trends, PD estimates and loan to valuation ratio (housing loans only).

12.3Credit risk concentrations and maximum exposure to credit risk

Credit risk concentrations

Credit risk is concentrated when a number of counterparties are engaged in similar activities, have similar economic characteristics and thus may be similarly affected by changes in economic or other conditions.

The Group monitors its credit portfolio to manage risk concentrations and rebalance the portfolio.

Individual customers or groups of related customers

The Group has large exposure limits governing the aggregate size of credit exposure normally acceptable to individual customers and groups of related customers. These limits are tiered by customer risk grade.

Specific industries

Exposures to businesses, governments and other financial institutions are classified into a number of industry clusters based on related Australian and New Zealand Standard Industrial Classification (ANZSIC) codes and are monitored against the Group’s industry risk appetite limits.

Individual countries

The Group has limits governing risks related to individual countries, such as political situations, government policies and economic conditions that may adversely affect either a customer’s ability to meet its obligations to the Group, or the Group’s ability to realise its assets in a particular country.

Note 12. Credit risk management (continued)

Maximum exposure to credit risk

The maximum exposure to credit risk (excluding collateral received) is represented by the carrying amount of on-balance sheet financial assets (which comprise cash and balances with central banks, collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans, other financial assets and certain balances included in assets held for sale) and undrawn credit commitments.

The following tables set out the credit risk concentrations to which the Group and the Parent Entity are exposed for on-balance sheet financial assets and for undrawn credit commitments.

Life insurance assets are excluded as primarily the credit risk is passed on to the policyholder and backed by the policyholder liabilities.

The balances for trading securities and financial assets measured at FVIS and investment securities exclude equity securities as the primary financial risk is not credit risk.

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 17)
●
61% (2021: 42%) were issued by financial institutions for the Group;

63% (2021: 44%) for the Parent Entity.

●
33% (2021: 53%) were issued by government or semi-government authorities for the Group;

32% (2021: 52%) for the Parent Entity.

●
76% (2021: 67%) were held in Australia by the Group;

82% (2021: 74%) by the Parent Entity.

Investment securities (Note 18)
●
17% (2021: 18%) were issued by financial institutions for the Group;

18% (2021: 19%) for the Parent Entity.

●
82% (2021: 81%) were issued by government or semi-government authorities for both the Group and the Parent Entity.
●
91% (2021: 92%) were held in Australia by the Group;

98% (2021: 99%) by the Parent Entity.

Loans (Note 10)	● The table below provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 21)	● 84% (2021: 78%) were issued by financial institutions for both the Group and the Parent Entity. ● 79% (2021: 80%) were held in Australia by the Group; 80% (2021: 81%) by the Parent Entity.

Note 12. Credit risk management (continued)

		2022				2021
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Consolidated		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	7,984	12	1,682	9,678	7,658	13	1,294	8,965
Agriculture, forestry and fishing	11,291	62	2,661	14,014	10,501	32	2,367	12,900
Construction	6,608	82	3,830	10,520	6,214	16	3,718	9,948
Finance and insurance	22,877	133,790	11,403	168,070	16,026	86,412	9,664	112,102
Government, administration and defence	653	63,965	1,479	66,097	957	72,343	1,327	74,627
Manufacturing	9,425	1,539	6,063	17,027	8,067	570	6,351	14,988
Mining	2,819	446	3,610	6,875	3,003	158	3,527	6,688
Property	53,104	588	12,238	65,930	45,645	435	12,792	58,872
Property services and business services	12,959	126	6,653	19,738	11,248	100	6,544	17,892
Services	11,171	88	8,954	20,213	9,918	437	8,058	18,413
Trade	14,046	522	7,578	22,146	13,165	1,171	9,535	23,871
Transport and storage	8,738	819	5,610	15,167	7,681	777	5,734	14,192
Utilities	6,381	798	4,320	11,499	5,445	937	5,206	11,588
Retail lending	477,314	659	87,417	565,390	467,218	481	86,570	554,269
Other	5,480	952	1,970	8,402	6,048	821	2,160	9,029
Total Australia	650,850	204,448	165,468	1,020,766	618,794	164,703	164,847	948,344
New Zealand
Accommodation, cafes and restaurants	309	1	79	389	389	1	49	439
Agriculture, forestry and fishing	8,555	25	614	9,194	9,371	29	724	10,124
Construction	423	1	390	814	438	2	481	921
Finance and insurance	3,727	17,608	1,643	22,978	3,344	13,787	1,984	19,115
Government, administration and defence	138	6,066	665	6,869	145	6,919	767	7,831
Manufacturing	1,783	1,512	1,243	4,538	1,608	80	1,525	3,213
Mining	191	9	82	282	202	3	53	258
Property	6,530	569	1,244	8,343	6,840	625	1,239	8,704
Property services and business services	873	216	614	1,703	1,052	40	578	1,670
Services	1,356	16	1,195	2,567	1,683	24	1,105	2,812
Trade	2,515	47	1,178	3,740	2,172	32	1,368	3,572
Transport and storage	981	77	609	1,667	1,129	129	919	2,177
Utilities	1,243	495	1,205	2,943	1,341	435	1,599	3,375
Retail lending	57,344	62	12,733	70,139	59,341	53	13,249	72,643
Other	156	70	148	374	192	45	179	416
Total New Zealand	86,124	26,774	23,642	136,540	89,247	22,204	25,819	137,270
Other overseas
Accommodation, cafes and restaurants	116	-	10	126	116	-	9	125
Agriculture, forestry and fishing	1	-	1	2	10	-	2	12
Construction	34	-	122	156	51	-	111	162
Finance and insurance	2,508	23,940	3,703	30,151	1,402	16,106	2,192	19,700
Government, administration and defence	1	3,465	-	3,466	1	3,316	-	3,317
Manufacturing	523	1	2,524	3,048	580	-	2,745	3,325
Mining	74	-	693	767	339	-	805	1,144
Property	397	1	30	428	363	-	29	392
Property services and business services	728	27	536	1,291	946	41	497	1,484
Services	100	-	672	772	40	1	756	797
Trade	1,257	2	2,380	3,639	1,130	1	1,911	3,042
Transport and storage	468	1	209	678	504	11	237	752
Utilities	232	-	33	265	413	-	74	487
Retail lending	393	3	33	429	407	2	29	438
Other	47	146	43	236	30	129	28	187
Total other overseas	6,879	27,586	10,989	45,454	6,332	19,607	9,425	35,364
Total gross credit risk	743,853	258,808	200,099	1,202,760	714,373	206,514	200,091	1,120,978

Note 12. Credit risk management (continued)

		2022				2021
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Parent Entity		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	7,950	12	1,682	9,644	7,613	13	1,294	8,920
Agriculture, forestry and fishing	11,245	62	2,661	13,968	10,446	32	2,367	12,845
Construction	6,181	82	3,830	10,093	5,757	16	3,718	9,491
Finance and insurance[1]	22,830	181,688	11,403	215,921	15,969	126,936	9,664	152,569
Government, administration and defence	651	63,965	1,479	66,095	954	72,343	1,327	74,624
Manufacturing	9,284	1,538	6,063	16,885	7,913	570	6,351	14,834
Mining	2,796	446	3,610	6,852	2,979	157	3,527	6,663
Property	53,052	588	12,238	65,878	45,598	435	12,792	58,825
Property services and business services	12,631	125	6,653	19,409	10,815	100	6,544	17,459
Services	10,974	88	8,954	20,016	9,677	437	8,058	18,172
Trade	13,897	522	7,578	21,997	12,997	1,171	9,535	23,703
Transport and storage	8,508	819	5,610	14,937	7,394	775	5,734	13,903
Utilities	6,359	797	4,320	11,476	5,422	937	5,206	11,565
Retail lending	477,288	656	87,414	565,358	467,153	478	86,558	554,189
Other	5,034	789	1,964	7,787	5,556	595	2,157	8,308
Total Australia[1]	648,680	252,177	165,459	1,066,316	616,243	204,995	164,832	986,070
New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-	-	-
Agriculture, forestry and fishing	7	3	3	13	6	16	4	26
Construction	3	-	34	37	2	1	34	37
Finance and insurance	-	11,765	100	11,865	-	8,413	105	8,518
Government, administration and defence	-	1,165	2	1,167	-	1,605	7	1,612
Manufacturing	45	1,285	59	1,389	67	80	64	211
Mining	-	8	-	8	-	3	-	3
Property	-	120	1	121	-	112	-	112
Property services and business services	11	214	15	240	10	39	16	65
Services	-	12	4	16	-	22	1	23
Trade	422	44	193	659	298	30	159	487
Transport and storage	1	10	21	32	1	26	53	80
Utilities	-	292	62	354	-	305	80	385
Retail lending	-	1	-	1	-	1	-	1
Other	-	-	1	1	-	1	1	2
Total New Zealand	489	14,919	495	15,903	384	10,654	524	11,562
Other overseas
Accommodation, cafes and restaurants	70	-	10	80	74	-	9	83
Agriculture, forestry and fishing	1	-	1	2	2	-	1	3
Construction	27	-	115	142	45	-	110	155
Finance and insurance	2,501	23,888	3,688	30,077	1,399	17,145	2,171	20,715
Government, administration and defence	-	2,357	-	2,357	1	2,464	-	2,465
Manufacturing	519	1	2,470	2,990	576	-	2,687	3,263
Mining	43	-	690	733	319	-	802	1,121
Property	191	-	11	202	180	-	11	191
Property services and business services	705	27	532	1,264	886	41	495	1,422
Services	82	-	671	753	19	-	754	773
Trade	1,142	2	2,228	3,372	1,016	1	1,761	2,778
Transport and storage	406	1	201	608	436	11	230	677
Utilities	210	-	14	224	390	-	53	443
Retail lending	312	-	30	342	324	-	28	352
Other	35	145	17	197	21	128	13	162
Total other overseas	6,244	26,421	10,678	43,343	5,688	19,790	9,125	34,603
Total gross credit risk[1]	655,413	293,517	176,632	1,125,562	622,315	235,439	174,481	1,032,235

1.	Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.

Note 12. Credit risk management (continued)

12.4Credit quality of financial assets

Credit quality disclosures

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements apply. The credit quality is determined by reference to the credit risk ratings system (refer to Note 12.2) and expectations of future economic conditions under multiple scenarios.

Consolidated		2022				2021
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	393,754	41,790	-	435,544	398,043	21,165	-	419,208
Good/satisfactory	36,862	35,581	-	72,443	55,631	17,851	-	73,482
Weak	1,916	10,133	3,916	15,965	3,245	12,659	5,461	21,365
Total loans - housing	432,532	87,504	3,916	523,952	456,919	51,675	5,461	514,055
Loans - personal
Strong	4,961	99	-	5,060	4,608	69	-	4,677
Good/satisfactory	6,903	1,056	-	7,959	8,780	1,327	-	10,107
Weak	232	433	213	878	310	539	286	1,135
Total loans - personal	12,096	1,588	213	13,897	13,698	1,935	286	15,919
Loans - business
Strong	82,280	5,704	-	87,984	71,336	446	-	71,782
Good/satisfactory	87,770	23,018	-	110,788	93,457	10,674	-	104,131
Weak	84	4,031	3,117	7,232	175	4,562	3,749	8,486
Total loans - business	170,134	32,753	3,117	206,004	164,968	15,682	3,749	184,399
Debt securities
Strong	75,230	-	-	75,230	82,536	-	-	82,536
Good/satisfactory	-	77	-	77	-	48	-	48
Weak	-	774	-	774	-	559	-	559
Total debt securities[2]	75,230	851	-	76,081	82,536	607	-	83,143
Assets held for sale
Strong	20	-	-	20	206	-	-	206
Good/satisfactory	-	-	-	-	786	56	-	842
Weak	-	-	-	-	-	-	-	-
Total assets held for sale	20	-	-	20	992	56	-	1,048
All other financial assets
Strong	116,466	-	-	116,466	81,563	-	-	81,563
Good/satisfactory	596	-	-	596	386	-	-	386
Weak	37	-	-	37	30	-	-	30
Total all other financial assets	117,099	-	-	117,099	81,979	-	-	81,979
Undrawn credit commitments
Strong	150,424	7,235	-	157,659	153,712	1,546	-	155,258
Good/satisfactory	34,011	6,946	-	40,957	38,377	5,119	-	43,496
Weak	100	1,036	347	1,483	130	933	274	1,337
Total undrawn credit commitments[3]	184,535	15,217	347	200,099	192,219	7,598	274	200,091

Total strong	823,135	54,828	-	877,963	792,004	23,226	-	815,230
Total good/satisfactory	166,142	66,678	-	232,820	197,417	35,075	-	232,492
Total weak	2,369	16,407	7,593	26,369	3,890	19,252	9,770	32,912
Total on and off-balance sheet	991,646	137,913	7,593	1,137,152	993,311	77,553	9,770	1,080,634

1.	This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.
2.	Debt securities included $1,187 million (2021: $938 million) at amortised cost. $336 million (2021: $331 million) of these are classified as strong, $77 million (2021: $48 million) are classified as good/satisfactory and $774 million (2021: $559 million) are classified as weak.
3.	There is nil credit commitment on held for sale assets (2021: $828 million).

Details of collateral held in support of these balances are provided in Note 12.5.

Note 12. Credit risk management (continued)

Parent Entity		2022				2021
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	349,025	40,448	-	389,473	352,163	19,540	-	371,703
Good/satisfactory	30,966	32,458	-	63,424	47,301	16,725	-	64,026
Weak	1,646	9,545	3,587	14,778	2,925	12,186	5,064	20,175
Total loans - housing	381,637	82,451	3,587	467,675	402,389	48,451	5,064	455,904
Loans - personal
Strong	4,506	77	-	4,583	4,204	42	-	4,246
Good/satisfactory	6,582	950	-	7,532	8,386	1,178	-	9,564
Weak	178	334	198	710	231	400	258	889
Total loans - personal	11,266	1,361	198	12,825	12,821	1,620	258	14,699
Loans - business
Strong	70,028	5,284	-	75,312	59,224	393	-	59,617
Good/satisfactory	74,339	19,112	-	93,451	77,251	7,798	-	85,049
Weak	69	3,242	2,839	6,150	142	3,496	3,408	7,046
Total loans - business	144,436	27,638	2,839	174,913	136,617	11,687	3,408	151,712
Debt securities
Strong	69,944	-	-	69,944	77,741	-	-	77,741
Good/satisfactory	-	77	-	77	-	48	-	48
Weak	-	-	-	-	-	-	-	-
Total debt securities[2]	69,944	77	-	70,021	77,741	48	-	77,789
Assets held for sale
Strong	-	-	-	-	180	-	-	180
Good/satisfactory	-	-	-	-	786	56	-	842
Weak	-	-	-	-	-	-	-	-
Total assets held for sale	-	-	-	-	966	56	-	1,022
All other financial assets
Strong[3]	157,534	-	-	157,534	118,449	-	-	118,449
Good/satisfactory	427	-	-	427	273	-	-	273
Weak	31	-	-	31	26	-	-	26
Total all other financial assets[3]	157,992	-	-	157,992	118,748	-	-	118,748
Undrawn credit commitments
Strong	131,918	6,594	-	138,512	133,404	1,327	-	134,731
Good/satisfactory	30,953	5,814	-	36,767	34,365	4,242	-	38,607
Weak	79	945	329	1,353	97	796	250	1,143
Total undrawn credit commitments[4]	162,950	13,353	329	176,632	167,866	6,365	250	174,481

Total strong[3]	782,955	52,403	-	835,358	745,365	21,302	-	766,667
Total good/satisfactory	143,267	58,411	-	201,678	168,362	30,047	-	198,409
Total weak	2,003	14,066	6,953	23,022	3,421	16,878	8,980	29,279
Total on and off-balance sheet[3]	928,225	124,880	6,953	1,060,058	917,148	68,227	8,980	994,355

1.	This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.
2.	Debt securities included $79 million (2021: $50 million) at amortised cost. $2 million (2021: $2 million) of these are classified as strong, $77 million (2021: $48 million) are classified as good/satisfactory.
3.	Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.
4.	There is nil credit commitment on held for sale assets (2021: $828 million).

Details of collateral held in support of these balances are provided in Note 12.5.

Note 12. Credit risk management (continued)

12.5Credit risk mitigation, collateral and other credit enhancements

Westpac uses a variety of techniques to reduce the credit risk arising from its lending activities. This includes the Group establishing that it has direct, irrevocable and unconditional recourse to collateral and other credit enhancements through obtaining legally enforceable documentation.

Collateral

The table below describes the nature of collateral or security held for each relevant class of financial asset.

Loans – housing and personal[1]

Housing loans are secured by a mortgage over property and additional security may take the form of guarantees and deposits.

Personal lending (including credit cards and overdrafts) is predominantly unsecured. Where security is taken, it is restricted to eligible motor vehicles, caravans, campers, motor homes and boats. Personal lending also includes margin lending which is secured primarily by shares or managed funds.

Loans – business[1]

Business loans may be secured, partially secured or unsecured. Security is typically taken by way of a mortgage over property and/or a general security agreement over business assets or other assets.

Other security such as guarantees, standby letters of credit or derivative protection may also be taken as collateral, if appropriate.

Trading securities, financial assets measured at FVIS and derivatives

These exposures are carried at fair value which reflects the credit risk.

For trading securities, no collateral is sought directly from the issuer or counterparty; however this may be implicit in the terms of the instrument (such as an asset-backed security). The terms of debt securities may include collateralisation.

For derivatives, master netting agreements are typically used to enable the effects of derivative assets and liabilities with the same counterparty to be offset when measuring these exposures. Additionally, collateralisation agreements are also typically entered into with major institutional counterparties to avoid the potential build-up of excessive mark-to-market positions. Derivative transactions are increasingly being cleared through central clearers.

Management of risk mitigation

The Group mitigates credit risk through controls covering:

Collateral and valuation management

The estimated realisable value of collateral held in support of loans is based on a combination of:

●
formal valuations currently held for such collateral; and
●
management’s assessment of the estimated realisable value of all collateral held.

This analysis also takes into consideration any other relevant knowledge available to management at the time. Updated valuations are obtained when appropriate.

The Group revalues collateral related to financial markets positions on a daily basis and has formal processes in place to promptly call for collateral top-ups, if required. These processes include margining for non-centrally cleared customer derivatives as regulated by Australian Prudential Standard CPS226. The collateralisation arrangements are documented via the Credit Support Annex of the ISDA dealing agreements and Global Master Repurchase Agreements (GMRA) for repurchase transactions.

In relation to financial markets positions, Westpac only recognises collateral which is:

●
cash, primarily in Australian dollars (AUD), New Zealand dollars (NZD), US dollars (USD), Canadian dollars (CAD), British pounds (GBP) or European Union euro (EUR);
●
bonds issued by Australian Commonwealth, State and Territory governments or their Public Sector Enterprises, provided these attract a zero risk-weighting under Australian Prudential Standard (APS) 112;
●
securities issued by other sovereign governments and supranationals as approved by an authorised credit officer; or
●
protection bought via credit-linked notes (provided the proceeds are invested in cash or other eligible collateral).

1.	This includes collateral held in relation to associated credit commitments.

Note 12. Credit risk management (continued)

● ● ● ●
Other credit enhancements

The Group only recognises guarantees, standby letters of credit, or credit derivative protection from entities meeting minimum eligibility requirements (provided they are not related to the entity with which Westpac has a credit exposure ) including but not limited to:

●
Sovereign;
●
Australia and New Zealand public sector;
●
ADIs and overseas banks with a minimum risk grade equivalent of A3 / A–; and
●
Others with a minimum risk grade equivalent of A3 / A–.

Credit Portfolio Management (CPM) manages the Group’s corporate, sovereign and bank credit portfolios through monitoring the exposure and any offsetting hedge positions.

CPM purchases credit protection from entities that meet minimum eligibility requirements.

Offsetting

Creditworthy customers domiciled in Australia and New Zealand may enter into formal agreements with the Group, permitting the Group to set-off gross credit and debit balances in their nominated accounts. Cross-border set-offs are not permitted.

Close-out netting is undertaken with counterparties with whom the Group has entered into a legally enforceable master netting agreement for their off-balance sheet financial market transactions in the event of default.

Further details of offsetting are provided in Note 24.

Central clearing

The Group executes derivative transactions through central clearing counterparties. Central clearing counterparties mitigate risk through stringent membership requirements, the collection of margin against all trades placed, the default fund, and an explicitly defined order of priority of payments in the event of default.

Collateral held against loans

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

Note 12. Credit risk management (continued)

The Group and the Parent Entity’s loan portfolio have the following coverage from collateral held:

			2022					2021
	Housing	Personal	Business	Assets held		Housing	Personal	Business	Assets held
%	loans[1]	loans	loans	for sale	Total	loans[1]	loans	loans	for sale	Total
Performing loans
Consolidated
Fully secured	100.0	10.0	66.0	-	88.9	100.0	9.9	66.2	5.9	89.2
Partially secured	-	24.0	14.6	-	4.5	-	31.2	15.6	92.5	4.8
Unsecured	-	66.0	19.4	-	6.6	-	58.9	18.2	1.6	6.0
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	100.0	10.8	65.9	-	89.2	100.0	10.6	66.6	5.9	89.7
Partially secured	-	25.9	14.4	-	4.3	-	33.5	14.8	92.5	4.5
Unsecured	-	63.3	19.7	-	6.5	-	55.9	18.6	1.6	5.8
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing
loans
Consolidated
Fully secured	93.2	-	54.1	-	73.7	94.6	-	44.9	-	72.2
Partially secured	6.8	42.7	22.7	-	14.7	5.4	45.7	21.9	-	13.1
Unsecured	-	57.3	23.2	-	11.6	-	54.3	33.2	-	14.7
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	-	100.0
Parent Entity
Fully secured	93.2	-	56.7	-	74.8	94.7	-	47.1	-	73.3
Partially secured	6.8	44.4	22.2	-	14.5	5.3	47.8	21.2	-	12.8
Unsecured	-	55.6	21.1	-	10.7	-	52.2	31.7	-	13.9
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	-	100.0

1.	For the purpose of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case they may be classified as partially secured.

Details of the carrying value and associated provision for ECL are disclosed in Notes 10 and 11 respectively. The credit quality of loans is disclosed in Note 12.4.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Cash, primarily for derivatives	6,372	2,370	6,300	2,191
Securities under reverse repurchase agreements[2]	8,838	2,916	8,838	2,744
Securities under derivatives and stock borrowing[2]	58	9	58	9
Total other collateral held	15,268	5,295	15,196	4,944

2.	Securities received as collateral are not recognised in the Group and Parent Entity’s balance sheet.